Cover	Sep. 16, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 16, 2026
Entity File Number	001-10435
Entity Registrant Name	STURM, RUGER & COMPANY, INC.
Entity Central Index Key	0000095029
Entity Tax Identification Number	06-0633559
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	700 S Ayersville Road
Entity Address, City or Town	Mayodan
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27027
City Area Code	(203)
Local Phone Number	259-7843
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, $1 par value
Title of 12(b) Security	Common Stock, $1 par value
Trading Symbol	RGR
Security Exchange Name	NYSE
Common Stock Purchase Rights
Title of 12(b) Security	Common Stock Purchase Rights
Trading Symbol	N/A
Security Exchange Name	NYSE